SCHEDULE OF EARNINGS PER SHARE COMMON STOCK EQUIVALENTS ANTI DILUTIVE (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	17,960,189
Warrants for Former Parent Warrant Holders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	8,720,190
Convertible Shares Under Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	3,333,333
Warrants for Noteholders and Placement Agent [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	3,866,666
Warrants for Equity Investors and Placement Agent [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	1,740,000
Shares to be Issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	300,000